ACQUISITION OF BUSINESS – INCREASE OF THE PARTICIPATION IN USIMINAS CONTROL GROUP AND NEW GOVERNANCE STRUCTURE OF USIMINAS - Disclosure of Detailed Information About Business Combination (Details) - USD ($)
$ in Thousands
		12 Months Ended
	Jul. 03, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Inventories		$ 1,707,311	$ 0	$ 0
Usiminas
Disclosure of detailed information about business combination [line items]
Property, plant and equipment (note 12)	$ 904,780
Investments in non-consolidated companies	400,037
Inventories	1,707,311
Cash and cash equivalents	781,072
Other investments	247,005
Trade receivables	764,257
Allowance for doubtful accounts	(44,626)
Other receivables	854,917
Deferred tax assets	1,327,232
Borrowings	(1,224,399)
Provisions	(856,153)
Trade and other payables recognised as of acquisition date	(758,687)
Other assets and liabilities, net	(509,486)
Net loss effect related to the increase of the participation in Usiminas	3,593,260
Non-controlling interest	(2,818,358)
Remeasurement of previously held interest in Usiminas	385,851
Total Purchase consideration	(118,686)
Bargain purchase gain	270,365
Loss on the remeasurement of previously held interest in Usiminas	(441,410)
Effect related to the increase of the participation in Usiminas	$ (171,045)	$ (171,045)	$ 0	$ 0